FHLB Advances And Other Debt (Tables)	12 Months Ended
Dec. 31, 2018
FHLB Advances And Other Debt [Abstract]
Schedule Of FHLB Advances And Other Debt

	Weighted
	Average Rate	December 31, 2018	December 31, 2017
FHLB fixed rate advances
Maturities:
2019	1.62%	$3,500	$3,500
2020	1.98%	4,500	4,500
2021	2.32%	4,000	4,000
2022	2.05%	1,500	1,500
Total FHLB fixed rate advances		13,500	13,500

Variable rate other debt:
Maturities:
2020	5.78%	6,000	-
Total variable rate other debt		6,000	-
Total		$19,500	$13,500

Schedule Of Federal Home Loan Advances Pledged By Assets

	December 31, 2018	December 31, 2017
Single-family mortgage loans	$70,140	$49,616
Multi-family mortgage loans	18,841	15,125
Commercial real estate loans (1-4 family)	5,986	5,348
Home equity lines of credit	6,446	7,061
Securities	4,058	4,641
Cash	3,300	3,300
Total	$108,771	$85,091

FHLB Advances And Other Debt Outstanding Maturity Period
Payments due on FHLB advances and other debt over the next five years are as follows:
December 31, 2018
2019	$3,500
2020	10,500
2021	4,000
2022	1,500
2023	-
$19,500

Assets Pledged As Collateral With FRB

	2018	2017
Commercial loans	$29,578	$18,491
Commercial real estate loans	76,332	43,518
	$105,910	$62,009